Leases - Schedule of Future Minimum Revenues to be Received Under Operating Leases (Details) $ in Millions	Jun. 30, 2025 USD ($)
Leases [Abstract]
2025	$ 55.2
2026	48.0
2027	24.4
2028	6.5
Total minimum contractual future revenues	$ 134.1